FINANCIAL INSTRUMENTS - Schedule of Valuation Adjustment Movements (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
At 1 January	£ 154	£ 242
Income statement credit	(104)	(88)
At 31 December	£ 50	£ 154